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                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management      Other          12b-1      Total Mutual
                                                              Fees        Expenses        Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
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Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
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

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                           Management      Other          12b-1      Total Mutual
                                                              Fees        Expenses        Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.80%         1.25%          0.00%       2.05%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.60%         0.22%          0.00%      0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.50%         0.22%          0.00%      0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.40%         0.21%          0.00%      0.61%
--------------------------------------------------------------------------------------------------------------------

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
--------------------------------------------------------------------------------------------------------------------
                                                           Management      Other          12b-1      Total Mutual
                                                              Fees        Expenses        Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund
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

2. THE FIRST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION ON PAGE 20 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

      "Policy owners may participate in this program if their policy value is at least $15,000."

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